Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash	Restricted cash consists of the following at December 31:

	2014	2013
Funds held for landfill closure and post-closure financial assurance	$0.2	$2.4